Share-based compensation plan (Summary of Non-Vested RSU) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSUs) [Member]
Number of Shares
Nonvested as of beginning of period	851,825
Granted	726,157
Vested	(582,319)
Forfeited	(59,950)
Nonvested as of end of period	935,713
Weighted Average Grant Date Fair Value
Nonvested as of beginning of period	$ 33.58
Granted	$ 34.76
Vested	$ 32.72
Forfeited	$ 34.94
Nonvested as of end of period	$ 34.95